WARRANTS (Details) (USD $)	3 Months Ended		12 Months Ended				114 Months Ended	117 Months Ended	12 Months Ended															12 Months Ended					12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013	Mar. 31, 2014	Dec. 31, 2012 Warrants exercisable at $0.07 [Member] Convertible Note on June 19, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Warrants exercisable at $0.14 [Member] Convertible Note on June 19, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2013 Warrants Issued for Mortgage Modification [Member] Ruby Developement Company [Member]	Dec. 31, 2013 Ruby Developement Company [Member]	Dec. 31, 2011 Purchase Option Agreement [Member] Ruby Developement Company [Member]	Dec. 31, 2010 Purchase Option Agreement [Member] Ruby Developement Company [Member]	Dec. 31, 2010 Warrants Issued with Debt [Member] Convertible Note on September 27, 2010 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2010 Warrants Issued with Terms of Convertible Note [Member] Convertible Note on September 27, 2010 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2011 Amendment to Purchase Option Agreement [Member] Ruby Developement Company [Member]	Dec. 31, 2013 Modification of Note Payable [Member] Ruby Developement Company [Member]	Dec. 31, 2012 Modification of Note Payable [Member] Ruby Developement Company [Member]	Dec. 31, 2013 Ruby Developement Company [Member]	Dec. 31, 2010 Convertible Note on September 27, 2010 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2010 Convertible Note on December 30, 2010 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2011 Convertible Note on December 30, 2010 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2011 Convertible Promissory Note on December 29, 2011 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Convertible Note on February 2, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Convertible Note on March 15, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Convertible Note on May 16, 2012 [Member] Tangiers Investors, LP [Member]	Jun. 30, 2013 Convertible Note on May 16, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Convertible Note on May 30, 2012 [Member] Tangiers Investors, LP [Member]	Dec. 31, 2012 Convertible Note on June 19, 2012 [Member] Tangiers Investors, LP [Member]
WARRANTS (Details) [Line Items]
Class of Warrant or Rights, Granted (in Shares)	0		4,000,000	4,800,000	2,250,000	13,000,000			750,000	750,000	4,000,000			10,000,000	1,500,000	1,000,000	2,000,000	4,000,000	2,000,000			500,000		250,000	500,000	500,000	150,000		150,000
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	$ 778,156		$ 696,648	$ 496,827			$ 696,648	$ 778,156	$ 49,978	$ 47,431			$ 152,415	$ 149,896		$ 14,195	$ 219,940		$ 175,047						$ 52,779	$ 45,268	$ 9,411		$ 9,421
Warrants, Term of Warrants									5 years	5 years			5 years	2 years											5 years	5 years	5 years		5 years
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net													2,519
Warrants Issued																					Two and a half million
Debt Instrument, Face Amount									100,000	100,000											50,000	50,000		25,000	100,000	75,000	50,000	50,000	25,000	100,000
Debt Instrument, Unamortized Discount	0		0				0	0							22,475	9,965						14,195		20,568
Class of Warrant or Rights Exercisable (in Shares)									750,000	750,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)									$ 0.07	$ 0.14	$ 0.04							$ 0.04					$ 0.05		$ 0.13	$ 0.09	$ 0.07		$ 0.06
Class of Warrant or Right, Expired, Reset and Extended (in Shares)												14,000,000								14,000,000
Gain (Loss) on Equity Modifiation	$ 0	$ 0	$ (85,399)	$ 0			$ (85,399)	$ (85,399)				$ (85,399)								$ (85,399)